U. S. GOVERNMENT SECURITIES	12 Months Ended
Jan. 31, 2019
U. S. GOVERNMENT SECURITIES
U. S. GOVERNMENT SECURITIES

NOTE 3 - U.S. GOVERNMENT SECURITIES

U.S. Government Securities at January 31, 2019 and 2018 are classified as held-to-maturity and mature as follows:

	2019		2018
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value

Due within one year	$32,122,312	$32,138,647	$23,797,451	$23,800,904

Due after one year	—	—	—	—

	$32,122,312	$32,138,647	$23,797,451	$23,800,904

The fair value of U.S. Government Securities have been valued using level 1 inputs.